NET INTEREST INCOME	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
NET INTEREST INCOME	3. NET INTEREST INCOME
For the year ended 31 December

	Group
	2025	2024	2023
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	9,024	9,425	8,888
Loans and advances to banks	1,292	1,668	1,865
Reverse repurchase agreements - non-trading	873	987	625
Other	623	641	475
Total interest and similar income[1]	11,812	12,721	11,853
Interest expense and similar charges:
Deposits by customers	(3,911)	(4,411)	(3,283)
Deposits by banks	(418)	(841)	(1,167)
Repurchase agreements - non-trading	(594)	(644)	(538)
Debt securities in issue	(2,290)	(2,301)	(2,024)
Subordinated liabilities	(172)	(193)	(169)
Other	(4)	(5)	(5)
Total interest expense and similar charges[2]	(7,389)	(8,395)	(7,186)
Net interest income	4,423	4,326	4,667
1Includes £274m (2024: £296m, 2023: £230m) of interest income on financial assets at FVOCI.
2Includes £501m (2024: £762m, 2023: £707m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2024: £3m, 2023: £3m) of interest expense on lease liabilities.